UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%**
	Shares	Value
CONSUMER DISCRETIONARY — 15.0%
Amazon.com *	32,975	$19,356,325
Comcast, Cl A	269,344	15,005,154
Dollar General	149,000	11,183,940
Home Depot	131,220	16,502,227
Macy’s	257,450	10,403,555
Omnicom Group	93,480	6,856,758
TJX	133,538	9,513,247
VF	118,234	7,401,448

		96,222,654

CONSUMER STAPLES — 4.6%
Colgate-Palmolive	109,140	7,370,224
CVS Health	134,661	13,006,906
PepsiCo	91,358	9,071,850

		29,448,980

ENERGY — 4.3%
Anadarko Petroleum	167,864	6,561,804
EOG Resources	71,860	5,103,497
EQT	64,693	3,994,146
Kinder Morgan	402,430	6,619,973
Williams	269,146	5,194,518

		27,473,938

FINANCIALS — 14.5%
American Express	159,550	8,535,925
BlackRock, Cl A	22,871	7,187,440
Capital One Financial	165,975	10,891,279
Citigroup	176,423	7,512,091
JPMorgan Chase	228,656	13,605,032
Prudential Financial	174,920	12,258,394
Simon Property Group REIT	47,978	8,937,342
US Bancorp	296,790	11,889,408
Wells Fargo	244,108	12,261,545

		93,078,456

HEALTH CARE — 18.4%
Aetna	117,454	11,961,515
Allergan *	55,172	15,692,572
Cigna	56,435	7,539,716
Express Scripts Holding *	164,884	11,850,213
Johnson & Johnson	125,310	13,087,376
Medtronic	242,388	18,402,097
Merck	184,737	9,360,624
Stryker	116,365	11,537,590
Thermo Fisher Scientific	38,080	5,028,845
UnitedHealth Group	117,285	13,506,541

		117,967,089

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 9.2%
Boeing	75,645	$9,087,234
Danaher	158,517	13,735,498
General Electric	546,384	15,899,775
Tyco International	138,755	4,771,784
Union Pacific	101,970	7,341,840
United Technologies	94,228	8,262,853

		59,098,984

INFORMATION TECHNOLOGY — 25.8%
Alliance Data Systems *	28,975	5,788,915
Alphabet, Cl A *	10,092	7,683,544
Alphabet, Cl C *	27,966	20,777,340
Apple	193,810	18,865,465
Automatic Data Processing	220,514	18,322,508
Cisco Systems	451,926	10,751,319
Citrix Systems *	104,380	7,354,615
EMC	458,175	11,348,995
Fidelity National Information Services	120,163	7,177,336
Fiserv *	109,656	10,369,072
Microsoft	379,948	20,931,335
Oracle	381,955	13,868,786
QUALCOMM	76,335	3,461,029
Visa, Cl A	123,143	9,172,922

		165,873,181

MATERIALS — 1.4%

Praxair	90,728	9,072,800

TELECOMMUNICATION SERVICES — 1.9%

Verizon Communications	252,460	12,615,426

UTILITIES — 1.3%

NextEra Energy	73,925	8,258,162

TOTAL COMMON STOCK (Cost $480,576,335)		619,109,670

CASH EQUIVALENT (A) — 2.9%
AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.380% (Cost $18,328,776)	18,328,776	18,328,776

TOTAL INVESTMENTS — 99.3% (Cost $498,905,111) †		$637,438,446

Percentages are based on Net Assets of $642,209,257.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of January 31, 2016.
Cl	Class
REIT	Real Estate Investment Trust
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $498,905,111, and the unrealized appreciation and depreciation were $167,687,245 and $(29,153,910), respectively.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JANUARY 31, 2016
(Unaudited)

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-0500

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%**
	Shares	Value
CONSUMER DISCRETIONARY — 21.6%
AutoNation *	41,635	$1,800,714
AutoZone *	11,565	8,874,865
BorgWarner	32,768	962,068
Carter’s	22,295	2,167,520
Charter Communications, Cl A *	10,666	1,827,726
Delphi Automotive	25,122	1,631,423
Dick’s Sporting Goods	35,467	1,386,051
Discovery Communications, Cl C *	69,135	1,881,163
Dollar Tree *	66,436	5,402,575
Foot Locker	49,731	3,359,826
GameStop, Cl A	47,739	1,251,239
LKQ *	76,909	2,107,307
Marriott International, Cl A	53,714	3,291,594
Mohawk Industries *	16,063	2,673,044
O’Reilly Automotive *	7,325	1,911,093
Polaris Industries	15,485	1,143,412
Ross Stores	76,074	4,279,923
Tractor Supply	33,796	2,984,525
Ulta Salon Cosmetics & Fragrance *	8,995	1,629,624
Whirlpool	15,613	2,098,231

		52,663,923

CONSUMER STAPLES — 5.7%
Brown-Forman, Cl B	30,455	2,979,717
Church & Dwight	37,394	3,141,096
Monster Beverage *	42,406	5,726,082
Sprouts Farmers Market *	93,486	2,131,481

		13,978,376

ENERGY — 1.4%
Concho Resources *	19,404	1,845,902
EQT	25,636	1,582,767

		3,428,669

FINANCIALS — 7.6%
American Tower, Cl A REIT	23,195	2,188,216
Ameriprise Financial	31,226	2,830,637
Equinix REIT	11,822	3,671,559
Intercontinental Exchange	12,015	3,169,557
Jones Lang LaSalle	18,826	2,649,195
T Rowe Price Group	28,785	2,042,296
TD Ameritrade Holding	70,934	1,956,359

		18,507,819

HEALTH CARE — 15.9%
Aetna	38,101	3,880,206
Alkermes *	45,233	1,447,908
AmerisourceBergen, Cl A	48,831	4,373,304
Cardinal Health	29,106	2,368,355
Edwards Lifesciences *	23,902	1,869,375
Envision Healthcare Holdings *	103,188	2,280,455
HCA Holdings *	48,703	3,388,755

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
HealthSouth	72,412	$2,591,625
Humana	20,753	3,378,381
Jazz Pharmaceuticals *	11,822	1,521,964
Medivation *	76,845	2,512,832
MEDNAX *	61,810	4,293,323
Team Health Holdings *	37,009	1,512,558
Universal Health Services, Cl B	30,712	3,459,400

		38,878,441

INDUSTRIALS — 8.1%
AMETEK	74,660	3,512,753
HD Supply Holdings *	44,976	1,181,520
Hubbell, Cl B	17,284	1,562,992
IHS, Cl A *	15,549	1,626,736
Kansas City Southern	20,111	1,425,468
Pentair	27,050	1,274,596
Rexnord *	62,067	1,016,037
Roper Technologies	25,572	4,492,233
Stericycle *	19,790	2,381,727
Wabtec	19,597	1,253,228

		19,727,290

INFORMATION TECHNOLOGY — 30.9%
Alliance Data Systems *	29,042	5,802,301
Amphenol, Cl A	46,775	2,318,637
ANSYS *	26,921	2,374,163
Avago Technologies, Cl A	53,072	7,096,257
Cardtronics *	77,423	2,385,403
Check Point Software Technologies *	51,594	4,066,123
Citrix Systems *	20,753	1,462,257
Cognizant Technology Solutions, Cl A *	120,536	7,631,134
EPAM Systems *	58,341	4,369,741
Euronet Worldwide *	33,218	2,649,800
Fidelity National Information Services	50,181	2,997,311
Fiserv *	93,550	8,846,088
Global Payments	42,535	2,507,438
Microchip Technology	76,588	3,431,908
NXP Semiconductors *	57,955	4,333,875
PTC *	62,453	1,849,233
Skyworks Solutions	47,032	3,241,446
TE Connectivity	33,347	1,906,114
Vantiv, Cl A *	98,755	4,646,423
WEX *	23,516	1,707,497

		75,623,149

MATERIALS — 4.1%
Ashland	17,027	1,613,479
Berry Plastics Group *	81,214	2,525,755
Crown Holdings *	44,783	2,054,644
FMC	32,640	1,165,901
International Flavors & Fragrances	23,195	2,712,887

		10,072,666

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION SERVICES — 1.4%
SBA Communications, Cl A *	34,118	$3,387,235

TOTAL COMMON STOCK (Cost $248,239,910)		236,267,568

CASH EQUIVALENT (A) — 3.9%
AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.380% (Cost $9,540,764)	9,540,764	9,540,764

TOTAL INVESTMENTS — 100.6% (Cost $257,780,674) †		$245,808,332

Percentages are based on Net Assets of $244,408,152.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of January 31, 2016.
Cl	Class
REIT	Real Estate Investment Trust
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $257,780,674, and the unrealized appreciation and depreciation were $15,076,074 and $(27,048,416), respectively.

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-0400

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 59.7%
	Shares	Value
CONSUMER DISCRETIONARY — 5.4%
Comcast, Cl A	36,825	$2,051,520
Home Depot	16,850	2,119,056
Regal Entertainment Group, Cl A	183,675	3,168,394
Tupperware Brands	53,800	2,497,934

		9,836,904

CONSUMER STAPLES — 2.9%
Kellogg	37,950	2,787,048
PepsiCo	25,175	2,499,877

		5,286,925

ENERGY — 4.1%
Kinder Morgan	128,550	2,114,647
Occidental Petroleum	60,750	4,181,423
Williams	58,550	1,130,015

		7,426,085

FINANCIALS — 13.9%
Ares Capital	170,925	2,375,857
BankUnited	62,300	2,099,510
Golub Capital	124,525	1,935,118
Hercules Technology Growth Capital	233,975	2,569,046
JPMorgan Chase	50,425	3,000,288
Navient	208,320	1,991,539
New Mountain Finance	192,500	2,263,800
Plum Creek Timber REIT	53,400	2,163,234
Prudential Financial	37,850	2,652,528
Sabra Health Care REIT	82,875	1,521,585
US Bancorp	72,150	2,890,329

		25,462,834

HEALTH CARE — 6.3%
Johnson & Johnson	33,575	3,506,573
Merck	58,225	2,950,261
Novartis ADR	28,050	2,187,058
Pfizer	97,675	2,978,111

		11,622,003

INDUSTRIALS — 8.4%
Boeing	20,125	2,417,616
General Electric	153,875	4,477,763
Lockheed Martin	17,175	3,623,925
Union Pacific	26,450	1,904,400
United Parcel Service, Cl B	32,720	3,049,504

		15,473,208

INFORMATION TECHNOLOGY — 11.1%
Apple	30,950	3,012,673
Automatic Data Processing	41,625	3,458,621
Cisco Systems	112,975	2,687,675
Intel	54,895	1,702,843
Microchip Technology	63,344	2,838,445
Microsoft	60,000	3,305,400

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares/Face Amount	Value
INFORMATION TECHNOLOGY — continued
Paychex	43,800	$2,096,268
Seagate Technology	40,275	1,169,989

		20,271,914

MATERIALS — 1.6%
Potash Corp. of Saskatchewan	70,150	1,143,445
Praxair	17,950	1,795,000

		2,938,445

TELECOMMUNICATION SERVICES — 1.8%
Verizon Communications	67,850	3,390,465

UTILITIES — 4.2%
Edison International	39,775	2,458,095
NextEra Energy	27,304	3,050,130
NRG Yield, Cl A	49,750	616,900
NRG Yield, Cl C	118,450	1,568,278

		7,693,403

TOTAL COMMON STOCK (Cost $121,086,260)		109,402,186

CORPORATE OBLIGATIONS — 29.9%
CONSUMER DISCRETIONARY — 6.5%
Goodyear Tire & Rubber
5.125%, 11/15/23	$2,250,000	2,300,625
Hanesbrands
6.375%, 12/15/20	1,100,000	1,141,382
Numericable Group
4.875%, 05/15/19 (A)	2,000,000	1,985,000
Regal Entertainment Group
5.750%, 03/15/22	2,000,000	2,012,500
Sirius XM Radio
6.000%, 07/15/24 (A)	750,000	785,625
5.875%, 10/01/20 (A)	1,250,000	1,303,125
Speedway Motorsports
5.125%, 02/01/23	1,835,000	1,830,413
Tenneco
5.375%, 12/15/24	630,000	637,875

		11,996,545

ENERGY — 5.4%
Chesapeake Energy
8.000%, 12/15/22 (A)	847,000	362,092
DCP Midstream
6.750%, 09/15/37 (A)	1,500,000	962,744
Genesis Energy
6.000%, 05/15/23	1,700,000	1,292,000
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,341,980
Linn Energy
6.500%, 05/15/19	500,000	67,500
Regency Energy Partners
5.500%, 04/15/23	3,265,000	2,742,600
Sabine Pass Liquefaction
5.750%, 05/15/24	1,250,000	1,096,875
5.625%, 03/01/25	750,000	645,000

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Targa Resources Partners
5.000%, 01/15/18	$1,500,000	$1,400,625

		9,911,416

FINANCIALS — 6.6%
Ally Financial
3.750%, 11/18/19	2,000,000	1,952,500
Ares Capital
3.875%, 01/15/20	2,500,000	2,546,633
Bank of America MTN
3.950%, 04/21/25	3,250,000	3,168,688
Navient MTN
4.625%, 09/25/17	425,000	417,562
Sabra Health Care
5.500%, 02/01/21	2,000,000	2,040,000
Wells Fargo MTN
4.100%, 06/03/26	2,000,000	2,028,416

		12,153,799

HEALTH CARE — 3.2%
Fresenius US Finance II
4.500%, 01/15/23 (A)	2,000,000	2,005,000
HCA
6.500%, 02/15/20	1,150,000	1,267,875
5.000%, 03/15/24	1,250,000	1,265,625
Universal Health Services
4.750%, 08/01/22 (A)	500,000	500,625
3.750%, 08/01/19 (A)	750,000	765,000

		5,804,125

INDUSTRIALS — 2.4%
Masco
4.450%, 04/01/25	2,750,000	2,750,000
United Rentals North America
6.125%, 06/15/23	1,650,000	1,588,125

		4,338,125

INFORMATION TECHNOLOGY — 2.5%
CommScope Technologies Finance
6.000%, 06/15/25 (A)	2,000,000	1,945,000
NXP BV
4.625%, 06/15/22 (A)	1,000,000	972,500
Sanmina
4.375%, 06/01/19 (A)	1,750,000	1,758,750

		4,676,250

MATERIALS — 1.0%
NOVA Chemicals
5.000%, 05/01/25 (A)	2,000,000	1,875,000

TELECOMMUNICATION SERVICES — 2.3%
Frontier Communications
9.250%, 07/01/21	2,000,000	1,930,000
Verizon Communications
3.500%, 11/01/24	2,250,000	2,231,111

		4,161,111

TOTAL CORPORATE OBLIGATIONS
(Cost $58,357,998)		54,916,371

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2016
(Unaudited)

EXCHANGE TRADED FUNDS — 7.2%
	Shares/ Contracts	Value
Nuveen Municipal Opportunity Fund	153,075	$2,237,957
PIMCO 0-5 Year High Yield Corporate Bond ETF, Class 5	36,990	3,336,128
PowerShares Senior Loan Portfolio	344,285	7,636,241

TOTAL EXCHANGE TRADED FUNDS (Cost $14,562,269)		13,210,326

PREFERRED STOCK — 1.1%
FINANCIALS — 1.1%
Wells Fargo, 7.500% *	1,700	1,992,400

TOTAL PREFERRED STOCK (Cost $2,066,538)		1,992,400

CASH EQUIVALENT (B) — 1.7%
AIM Short-Term Investment Company Liquid Assets Portfolio, Institutional Class, 0.380% (Cost $3,032,861)	3,032,861	3,032,861

TOTAL INVESTMENTS — 99.6% (Cost $199,105,926) †		$182,554,144

WRITTEN EQUITY OPTIONS (C)— (0.1)%
Boeing, Expires 2/20/16, Strike Price $155 *	(66)	(66)
Edison International, Expires 3/19/16, Strike Price $65 *	(200)	(13,000)
Home Depot, Expires 2/20/16, Strike Price $135 *	(18)	(90)
Johnson & Johnson, Expires 2/20/16, Strike Price $105 *	(46)	(5,750)
JPMorgan Chase, Expires 2/20/16, Strike Price $70 *	(125)	(125)
Microsoft, Expires 2/20/16, Strike Price $60 *	(108)	(432)
Seagate Technology, Expires 2/20/16, Strike Price $38 *	(400)	(800)
Verizon Communications, Expires 2/20/16, Strike Price $48 *	(200)	(42,800)
Verizon Communications, Expires 3/19/16, Strike Price $48 *	(235)	(58,750)

TOTAL WRITTEN OPTIONS — (0.1)% (Premiums Received $118,231)		$(121,813)

Percentages are based on Net Assets of $183,334,058.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	The reporting rate is the 7-day effective yield as of January 31, 2016.
(C)	For the period ended January 31, 2016, the total amount of all open written options as presented in the Schedule of Investments, are representative of the volume of all activity of this derivative type during the year.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2016
(Unaudited)

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $199,105,926, and the unrealized appreciation and depreciation were $5,069,798 and $(21,621,580), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ADR	— American Depositary Receipt
Cl	— Class
ETF	— Exchange Traded Fund
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$109,402,186	$—	$—	$109,402,186
Corporate Obligations	—	54,916,371	—	54,916,371
Exchange Traded Funds	13,210,326	—	—	13,210,326
Preferred Stock	1,992,400	—	—	1,992,400
Cash Equivalent	3,032,861	—	—	3,032,861

Total Investments in Securities	$127,637,773	$54,916,371	$—	$182,554,144

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Equity Options	$(121,813)	$—	$—	$(121,813)

Total Other Financial instruments	$(121,813)	$—	$—	$(121,813)

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016